Average Annual Total Returns - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund	Oct. 29, 2022
Fidelity Puritan Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	19.01%
Past 5 years	14.71%
Past 10 years	12.47%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F1298
Average Annual Return:
Past 1 year	15.86%
Past 5 years	12.62%
Past 10 years	11.14%